CONVERTIBLE DEBENTURE	12 Months Ended
Dec. 31, 2011
Convertible Debenture [Abstract]
Convertible Debenture Disclosures [Text Block]

NOTE 6 – CONVERTIBLE DEBENTURE

The Company issued a convertible debenture to Andcor Companies, Inc. (“Andcor”) with principal of $10,000 and interest at 10.25% that originally matured in 2007. The debenture is convertible into shares of the Company’s common stock at the lower of $0.90 per share or the price per share at which the next equity financing agreement is completed, and is now re-set to $0.35 per share. The convertible debenture has not yet been paid, but the maturity of the note was extended, in May 2010, to March 31, 2012.